Summary of significant accounting policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2021
Office equipment and furniture [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful	3 years
Office equipment and furniture [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful	5 years
Transportation vehicles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful	3 years
Transportation vehicles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful	5 years
Leasehold improvement [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful	Lesser of useful life and lease term